Income Taxes	12 Months Ended
Dec. 31, 2025
Income Taxes
Income Taxes
15.	Income Taxes

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain arising in Cayman Islands. Additionally, Cayman Islands does not levy withholding tax on dividends by the Company to its shareholders.

Hong Kong

Subsidiaries incorporated in Hong Kong are subject to Hong Kong profits tax at the rate of 16.5% on its activities conducted in Hong Kong and it may be exempted from income tax on its foreign-derived income. Additionally, Hong Kong does not levy withholding tax on dividends.

15.	Income Taxes (Continued)

Chinese mainland

The Company’s subsidiaries and VIE and VIE’s subsidiaries in Chinese mainland are subject to the statutory rate of 25%, in accordance with the Enterprise Income Tax law (the “EIT Law”), which has been effective since January 1, 2008, except for certain entities eligible for preferential tax rates.

Shanghai Xunmeng Information Technology Co., Ltd., a subsidiary of VIE, was recognized as a high and new technology enterprise (“HNTE”) eligible for a preferential tax rate of 15% from 2018 to 2026. Walnut Street (Shanghai) Information Technology Co., Ltd., a subsidiary of the Company, was recognized as a HNTE eligible for a preferential tax rate of 15% from 2021 to 2026.

Dividends, interests, rent or royalties payable by the Company’s Chinese mainland subsidiaries, to non-Chinese mainland resident enterprises, and proceeds from any such non-resident enterprise investor’s disposition of assets (after deducting the net value of such assets) are subject to 10% withholding tax, unless the respective non-mainland Chinese resident enterprise’s jurisdiction of incorporation has a tax treaty or arrangements with Chinese mainland that provides for a reduced withholding tax rate or an exemption from withholding tax.

The Group’s profit before income taxes consisted of:

	For the years ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Non-PRC	(1,495,542)	6,375,022	(6,121,113)	(875,308)
PRC	73,371,990	126,326,271	125,696,408	17,974,348
	71,876,448	132,701,293	119,575,295	17,099,040

For the year ended December 31, 2025, income tax expenses amounted to RMB21,430 million (US$3,064 million) in the PRC, and income tax expenses amounted to RMB303 million (US$44 million) in jurisdictions outside the PRC.

The Group’s income taxes consisted of:

	For the years ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Current income tax	11,048,804	20,044,605	21,914,684	3,133,758
Deferred income tax expense/(benefit)	801,100	222,176	(181,928)	(26,015)
	11,849,904	20,266,781	21,732,756	3,107,743

15.	Income Taxes (Continued)

Reconciliation of difference between the Chinese mainland statutory income tax rate and the Group’s effective tax rate for the years ended December 31, 2023, 2024 and 2025 is as follows:

	For the years ended December 31,
	2023	2024
Statutory income tax rate	25.0%	25.0%
Tax effect of different tax rates in different jurisdictions	(4.4)%	(6.6)%
Tax effect of preferential tax rates	(4.2)%	(2.7)%
Tax effect of non-deductible expenses	0.4%	0.1%
Tax effect of non-taxable income	(0.0)%	(0.1)%
Tax effect of tax rate changes on deferred taxes	0.2%	0.2%
Tax effect of additional deduction of research and development expenses	(1.0)%	(0.5)%
Change in valuation allowance	0.5%	(0.1)%
Effective tax rate	16.5%	15.3%

	For the year ended December 31, 2025
	RMB	US$	percent

Income tax computed at the statutory income tax rate	29,893,824	4,274,760	25.0%
Foreign tax effects
--Cayman
Statutory tax rate difference	1,984,409	283,767	1.7%
--Other foreign jurisdictions	(151,369)	(21,645)	(0.1)%
Preferential tax rate	(9,598,681)	(1,372,593)	(8.0)%
Non-deductible expenses	421,856	60,325	0.4%
Non-taxable income
--Interest and investment income, net	(3,308,795)	(473,152)	(2.8)%
Others	662,187	94,691	0.5%
Change in valuation allowance	1,829,325	261,590	1.5%
Income tax expenses	21,732,756	3,107,743	18.2%

The significant components of the Group’s deferred tax balances were as follows:

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
Deferred tax assets
Tax losses carried forward	677,299	571,051	81,659
Accrued expenses	—	1,991,217	284,740
Others	196,342	304,707	43,573
Less: valuation allowance	(715,258)	(2,545,501)	(364,002)
Total deferred tax assets	158,383	321,474	45,970
Total deferred tax liabilities	(249,159)	(191,366)	(27,365)

In assessing the ability to realize the deferred tax assets, the Group has considered whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. The Group evaluates the potential realization of deferred tax assets on an entity-by-entity basis. As of December 31, 2024 and 2025, management recorded full valuation allowance against deferred tax assets in entities that were in a cumulative loss with no forecast profits in the foreseeable future.

15.	Income Taxes (Continued)

As of December 31, 2024 and 2025, the Group had tax losses of RMB2,211,586 and RMB1,872,808 (US$267,808) derived from entities in Chinese mainland, which, generally, can be carried forward for five years to offset future taxable profit. The Chinese mainland tax losses will expire from December 31, 2026 to 2030 if not utilized. The tax losses in Hong Kong can be carried forward with no expiration date.

The Group plans to indefinitely reinvest a majority of its undistributed earnings. As of December 31, 2025, the total amount of temporary differences related to foreign undistributed earnings amounted to RMB150,575,935 (US$21,532,072) and the determination of the associated deferred tax liabilities was not practicable.

As of December 31, 2024 and 2025, the Group did not have significant unrecognized tax benefits. It is possible the amount of unrecognized benefits will change in the next 12 months; however, an estimate of the range of the possible change is not determinable.

As of December 31, 2025, the tax years ended December 31, 2020 through period ended as of the reporting dates for Chinese mainland subsidiaries remain open to examination by the PRC tax authorities.